Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Money Market Funds
Entity Central Index Key	0000888129
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000002897
Shareholder Report [Line Items]
Fund Name	The Gabelli U.S. Treasury Money Market Fund
Class Name	Class I
Trading Symbol	GABXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about The Gabelli U.S. Treasury Money Market Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/money_markets. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/money_markets
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli U.S. Treasury Money Market Fund - Class I	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
AssetsNet	$ 5,272,970,900
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,911,735
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$5,272,970,900
# of Portfolio Holdings	36
Management Fees	$3,911,735

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/money_markets
C000072955
Shareholder Report [Line Items]
Fund Name	The Gabelli U.S. Treasury Money Market Fund
Class Name	Class C
Trading Symbol	GBCXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about The Gabelli U.S. Treasury Money Market Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/money_markets. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/money_markets
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli U.S. Treasury Money Market Fund - Class C	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
AssetsNet	$ 5,272,970,900
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,911,735
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$5,272,970,900
# of Portfolio Holdings	36
Management Fees	$3,911,735

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/money_markets
C000072954
Shareholder Report [Line Items]
Fund Name	The Gabelli U.S. Treasury Money Market Fund
Class Name	Class A
Trading Symbol	GBAXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about The Gabelli U.S. Treasury Money Market Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/money_markets. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/money_markets
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli U.S. Treasury Money Market Fund - Class A	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
AssetsNet	$ 5,272,970,900
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,911,735
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$5,272,970,900
# of Portfolio Holdings	36
Management Fees	$3,911,735

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/money_markets